Financial risk management and fair value estimates (Details 2) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Less than 1 year [Member]
Statement [Line Items]
Trade and other payables	$ 33,542	$ 53,292
Borrowings	181,281	149,842
Finance lease obligations	1,234	955
Derivative financial instruments	4	22
Total	216,061	204,111
Between 1 and 2 years [Member]
Statement [Line Items]
Trade and other payables	466	1,616
Borrowings	113,910	101,379
Finance lease obligations	1,300	1,081
Derivative financial instruments	0	0
Total	115,676	104,076
More than 4 years [Member]
Statement [Line Items]
Trade and other payables	0	1,338
Borrowings	0	44,643
Finance lease obligations	13,663	15,381
Derivative financial instruments	0	0
Total	13,663	61,362
Between 3 and 4 years [Member]
Statement [Line Items]
Trade and other payables	0	992
Borrowings	45,343	26,041
Finance lease obligations	1,433	1,178
Derivative financial instruments	0	0
Total	46,776	28,211
Between 2 and 3 years [Member]
Statement [Line Items]
Trade and other payables	11	1,330
Borrowings	25,533	77,245
Finance lease obligations	1,366	1,226
Derivative financial instruments	0	0
Total	26,910	79,801
Urban Properties and Investments Business [Member]
Statement [Line Items]
Trade and other payables	34,019	58,568
Borrowings	366,067	399,150
Finance lease obligations	18,996	19,821
Derivative financial instruments	4	22
Total	$ 419,086	$ 477,561